July 15, 2008

Securities and Exchange Commission
Judiciary Plaza
100 F Street, NE
Washington, D.C. 20549

VIA EDGAR

Re: Taiwan Greater China Fund; File No. 811-05617

Ladies and Gentlemen:

     Pursuant to regulations of the Securities and Exchange Commission (the “Commission”), transmitted herewith to the Commission’s EDGAR system for filing on behalf of Taiwan Greater China Fund is a registration statement on Form N-2, in reliance on Rule 415 of the Securities Act of 1933, as amended. Exhibits, legal opinions and any consents will be filed by amendment.

     The filing fee has been wired through the FEDWIRE system to the Commission’s account at U.S. Bank, N.A.

     We respectfully request that comments or questions in connection with the subject filing be directed to the undersigned at Clifford Chance US LLP, Attention: Leonard B. Mackey, Jr. at (212) 878-8489 or Kristin M. Hester at (212) 878-3191, 31 West 52nd Street, New York, New York 10019 (fax: (212) 878-8375).

Very truly yours,

/s/ Kristin M. Hester
Kristin M. Hester

Enclosures

cc:   Leonard B. Mackey, Jr.